T. ROWE PRICE Global Stock Fund
Julyl 31, 2021 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
BRAZIL 2.0%
Common Stocks 2.0%
Magazine Luiza  16,103,255 63,692
StoneCo, Class A (USD) (1) 1,475,592 86,824
Total Brazil (Cost
$123,585
)
150,516
CANADA 1.0%
Common Stocks 1.0%
Shopify, Class A (USD) (1) 51,472 77,204
Total Canada (Cost
$16,767
)
77,204
CAYMAN ISLANDS 0.2%
Common Stocks 0.1%
ANT International, Class C, Acquisition Date: 6/7/18,
Cost $2,295 (USD) (1)(2)(3) 409,131 2,884
2,884
Convertible Preferred Stocks 0.1%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $2,858
(USD) (1)(2)(3) 57,979 9,148
9,148
Total Cayman Islands (Cost
$5,153
)
12,032
CHINA 4.1%
Common Stocks 3.2%
Didi Global, Acquisition Date: 10/19/15, Cost $650 (USD) (1)(3) 23,700 929
Huazhu Group, ADR (USD) (1) 2,363,511 106,311
I-Mab, ADR (USD) (1) 419,437 32,750
Kanzhun, ADR (USD) (1) 846,108 29,148
Pinduoduo, ADR (USD) (1) 294,600 26,988
Trip.com Group, ADR (USD) (1) 2,135,961 55,385
251,511
Common Stocks - China A Shares 0.9%
Gree Electric Appliances of Zhuhai, A Shares (CNH)  9,310,427 68,518
68,518
Total China (Cost
$337,553
)
320,029

T. ROWE PRICE Global Stock Fund

Shares $ Value
(Cost and value in $000s)
DENMARK 0.4%
Common Stocks 0.4%
Ascendis Pharma, ADR (USD) (1) 261,737 30,935
Total Denmark (Cost
$23,392
)
30,935
FRANCE 2.7%
Common Stocks 2.7%
Airbus (1) 1,511,830 207,376
Total France (Cost
$173,002
)
207,376
GERMANY 1.8%
Common Stocks 0.7%
Infineon Technologies  1,392,290 53,205
53,205
Preferred Stocks 1.1%
Sartorius  145,217 87,844
87,844
Total Germany (Cost
$42,769
)
141,049
INDIA 3.5%
Common Stocks 3.5%
Axis Bank (1) 15,320,634 146,395
HDFC Bank  6,340,356 121,891
Total India (Cost
$175,391
)
268,286
ITALY 2.7%
Common Stocks 2.7%
Ferrari (USD)  616,418 134,558
PRADA (HKD)  9,437,200 73,947
Total Italy (Cost
$159,521
)
208,505
JAPAN 6.6%
Common Stocks 6.6%
Fancl  2,490,100 79,153

T. ROWE PRICE Global Stock Fund

Shares $ Value
(Cost and value in $000s)
Hamamatsu Photonics  973,600 54,133
Harmonic Drive Systems  1,174,600 64,975
Recruit Holdings  3,687,700 191,136
Sony Group  1,106,900 115,634
Total Japan (Cost
$398,595
)
505,031
NETHERLANDS 1.5%
Common Stocks 1.5%
Adyen (1) 12,615 34,188
ASML Holding  106,537 81,435
Total Netherlands (Cost
$22,845
)
115,623
SINGAPORE 1.0%
Common Stocks 1.0%
Sea, ADR (USD) (1) 267,598 73,900
Total Singapore (Cost
$29,777
)
73,900
SOUTH KOREA 0.2%
Common Stocks 0.2%
Coupang (USD) (1)(4) 449,143 16,313
Total South Korea (Cost
$21,008
)
16,313
SPAIN 1.7%
Common Stocks 1.7%
Amadeus IT Group, A Shares (1) 2,041,108 133,858
Total Spain (Cost
$115,470
)
133,858
SWEDEN 1.0%
Common Stocks 1.0%
Svenska Cellulosa, Class B  4,215,975 78,418
Total Sweden (Cost
$52,252
)
78,418

T. ROWE PRICE Global Stock Fund

Shares $ Value
(Cost and value in $000s)
TAIWAN 2.0%
Common Stocks 2.0%
Taiwan Semiconductor Manufacturing  7,473,000 156,182
Total Taiwan (Cost
$98,424
)
156,182
UNITED KINGDOM 9.6%
Common Stocks 9.6%
Ashtead Group  2,231,646 166,993
Derwent London  2,197,070 110,781
Experian  2,982,545 131,309
London Stock Exchange Group  2,642,741 275,562
Trainline (1) 11,510,173 54,266
Total United Kingdom (Cost
$584,126
)
738,911
UNITED STATES 58.0%
Common Stocks 57.6%
Advanced Micro Devices (1) 1,050,615 111,565
Alphabet, Class A (1) 98,647 265,807
Amazon.com (1) 88,050 292,994
Atlassian, Class A (1) 101,323 32,942
AvalonBay Communities, REIT  496,359 113,085
Bank of America  4,050,180 155,365
Bill.com Holdings (1) 427,217 88,357
Bright Horizons Family Solutions (1) 257,688 38,524
Charles Schwab  4,023,800 273,417
Copart (1) 661,659 97,264
Databricks, Acquisition Date: 7/24/20 - 8/28/20, Cost $4,929 (1)
(2)(3) 102,638 18,205
Datadog, Class A (1) 153,948 17,042
DocuSign (1) 36,793 10,966
DoorDash, Class A (1) 150,348 26,204
Eli Lilly  707,732 172,333
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $22,057 (1)(2)(3) 35,359 31,293
Equity Residential, REIT  848,400 71,376
Estee Lauder, Class A  347,708 116,075
Exact Sciences (1) 1,171,696 126,356
Expedia Group (1) 754,567 121,387
Facebook, Class A (1) 973,974 347,027
FedEx  192,140 53,790
Freshpet (1) 355,626 52,081

T. ROWE PRICE Global Stock Fund

Shares $ Value
(Cost and value in $000s)
General Electric  15,707,690 203,415
Intuitive Surgical (1) 59,682 59,172
Khosla Ventures Acquistion SPAC/Nextdoor PIPE (1)(5) 1,313,823 12,487
Kodiak Sciences (1) 172,953 14,500
Mastercard, Class A  391,548 151,114
Morgan Stanley  599,862 57,575
Netflix (1) 185,200 95,854
Okta (1) 68,000 16,850
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $3,143 (1)
(2)(3) 834,772 1,402
Ross Stores  646,827 79,359
ServiceNow (1) 32,985 19,392
Signature Bank  375,749 85,284
Snap, Class A (1) 598,538 44,543
Snowflake, Class A (1) 46,708 12,411
SoFi Technologies (1) 1,526,314 23,566
Square, Class A (1) 427,827 105,784
Stripe, Class B, Acquisition Date: 5/18/21, Cost $2,609 (1)(2)(3) 65,013 2,609
T-Mobile U.S. (1) 1,353,888 194,987
UiPath, Class A, Acquisition Date: 4/26/19 - 2/2/21,
Cost $6,216 (1)(3) 228,949 13,607
Ultragenyx Pharmaceutical (1) 319,173 25,480
UnitedHealth Group  766,283 315,877
Verily Life Sciences, Series B, Acquisition Date: 1/23/19,
Cost $1,403 (1)(2)(3) 11,378 1,487
Walt Disney (1) 340,249 59,891
Western Alliance Bancorp  899,490 83,491
Zoom Video Communications, Class A (1) 327,697 123,902
4,437,494
Convertible Preferred Stocks 0.4%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $7,106 (1)(2)(3) 157,791 7,106
Aurora Innovation, Series B, Acquisition Date: 3/1/19,
Cost $1,103 (1)(3) 119,330 2,308
Databricks, Series F, Acquisition Date: 10/22/19, Cost $2,194 (1)
(2)(3) 51,091 9,062
Databricks, Series G, Acquisition Date: 2/1/21, Cost $1,618 (1)
(2)(3) 9,121 1,618
Freenome Holdings, Series B, Acquisition Date: 6/24/19,
Cost $1,003 (1)(2)(3) 220,032 1,455
Freenome Holdings, Series C, Acquisition Date: 8/14/20,
Cost $1,881 (1)(2)(3) 284,475 1,881

T. ROWE PRICE Global Stock Fund

Shares $ Value
(Cost and value in $000s)
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $7,672 (1)
(2)(3) 89,353 8,195
31,625
Total United States (Cost
$3,409,804
)
4,469,119
SHORT-TERM INVESTMENTS 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 0.04% (6)(7) 11,177,428 11,177
Total Short-Term Investments (Cost $11,177) 11,177
SECURITIES LENDING COLLATERAL
0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.2%
Short-Term Funds 0.2%
T. Rowe Price Short-Term Fund, 0.07% (6)(7) 1,293,711 12,937
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 12,937
Total Securities Lending Collateral (Cost $12,937) 12,937
Total Investments in Securities 100.3%
(Cost $5,813,548) $ 7,727,401
Other Assets Less Liabilities (0.3)% (20,250)
Net Assets 100.0% $ 7,707,151
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $113,189 and represents 1.5% of net assets.
(4) All or a portion of this security is on loan at July 31, 2021.

T. ROWE PRICE Global Stock Fund

.
.
.
.
.
.
.
.
.
.
(5) A portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at
July 31, 2021, was $13,138 and was valued at $12,487 (0.2% of net assets).
(6) Seven-day yield
(7) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
HKD Hong Kong Dollar
PIPE Private Investment in Public Equity
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SPAC Special Purpose Acquisition Company
USD U.S. Dollar

T. ROWE PRICE Global Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.04% $ — $ — $ 4
T. Rowe Price Short-Term Fund, 0.07% — — —++
Totals $ —# $ — $ 4+
Supplementary Investment Schedule
Affiliate
Value
10/31/20
Purchase
Cost
Sales
Cost
Value
07/31/21
T. Rowe Price Government
Reserve Fund, 0.04% $ 1,994  ¤  ¤ $ 11,177
T. Rowe Price Short-Term Fund,
0.07% 42,217  ¤  ¤ 12,937
Total $ 24,114^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $4 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $24,114.

T. ROWE PRICE Global Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Global Stock Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Global Stock Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Global Stock Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Global Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended July 31,
2021. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at July 31, 2021, totaled $32,754,000 for the period ended July 31, 2021.
During the period, transfers into Level 3 resulted from a lack of observable market data for the security and transfers out of Level 3 were because observable market data became available for the security.
F113-054Q3 07/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 5,026,720 $ 2,490,070 $ 57,880 $ 7,574,670
Convertible Preferred Stocks — 2,308 38,465 40,773
Preferred Stocks — 87,844 — 87,844
Short-Term Investments 11,177 — — 11,177
Securities Lending Collateral 12,937 — — 12,937
Total $ 5,050,834 $ 2,580,222 $ 96,345 $ 7,727,401
($000s)
Beginning
Balance
10/31/20
Gain (Loss)
During
Period
Total
Purchases Total Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Ending
Balance
7/31/21
Investment in
Securities
Common Stocks $ 24,863 $ 21,261 $ 7,534 $ — $ 4,222 $ — $ 57,880
Convertible
Preferred Stocks 28,518 9,769 8,724 (7,443) — (1,103) 38,465
Total $ 53,381 $ 31,030 $ 16,258 $ (7,443) $ 4,222 $ (1,103) $ 96,345